Note 23. Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Capital Requirements under Banking Regulations [Text Block]
NOTE 23 - REGULATORY MATTERS

The Company and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies.  Failure of the Bank to meet minimum capital requirements can initiate certain mandatory, and possible additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Bank’s financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices.  The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital to risk-weighted assets, and of Tier 1 capital to average assets.  Management believes, as of December 31, 2011, that the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2011, the most recent notification of the regulators categorized the Bank as well capitalized under the regulatory framework for prompt corrective action.  There are no conditions or events since that notification that management believes have changed the institution’s category.

The following table summarizes the capital ratios and the regulatory minimum requirements for the Company and the Bank.

						To Be Well-
						Capitalized Under
			For Capital			Prompt Corrective
	Actual		Adequacy Purposes			Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio		Amount	Ratio
December 31, 2011
The Company
Total capital (to risk-weighted assets)	$46,339	14.18%	$26,149	8.00	% (1)	N/A	N/A
Tier 1 capital (to risk-weighted assets)	42,172	12.90	13,074	4.00	(1)	N/A	N/A
Tier 1 capital (to average assets)	42,172	9.73	17,342	4.00	(1)	N/A	N/A

The Bank
Total capital (to risk-weighted assets)	$42,766	13.18%	$25,962	8.00%		$32,453	10.00%
Tier 1 capital (to risk-weighted assets)	38,620	11.90	12,981	4.00		19,472	6.00
Tier 1 capital (to average assets)	38,620	8.91	17,344	4.00		21,680	5.00

December 31, 2010
The Company
Total capital (to risk-weighted assets)	$60,089	16.81%	$28,594	8.00	% (1)	N/A	N/A
Tier 1 capital (to risk-weighted assets)	55,467	15.52	14,297	4.00	(1)	N/A	N/A
Tier 1 capital (to average assets)	55,467	11.70	18,964	4.00	(1)	N/A	N/A

The Bank
Total capital (to risk-weighted assets)	$53,319	15.12%	$28,203	8.00%		$35,253	10.00%
Tier 1 capital (to risk-weighted assets)	48,757	13.83	14,101	4.00		21,152	6.00
Tier 1 capital (to average assets)	48,757	10.40	18,760	4.00		23,449	5.00

(1) Minimum requirements for bank holding companies.  Bank holding companies with higher levels of risks, or that are experiencing or anticipating significant growth, are also expected to maintain capital well above the minimums.